Leases - Additional Information (Detail)	Dec. 31, 2025	Dec. 31, 2024
Operating Leased Assets [Line Items]
Weighted-average remaining lease term for operating leases (in years):	2 years 11 months 23 days	2 years 5 months 4 days
Weighted-average discount rate for operating leases:	3.32%	3.71%